STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Formation and operating costs	$ 1,091,289	$ 98,419	$ 20,000	$ 7,390,964
Loss from operations	(1,091,289)	(98,419)	(20,000)	(7,390,964)
Other income (expense):
Interest earned on marketable securities held in Trust Account	23,262			19,527
Change in fair value of warrants	2,078,067	(1,836,968)		1,576,196
Change in fair value of over-allotment option liability				1,056,000
Change in fair value of over-allotment option liability		496,161
Offering costs allocated to warrants liability		(299,524)		(299,523)
Net income (loss)	$ 1,010,040	$ (1,738,750)	$ (20,000)	$ (5,038,764)
Class A Common Stock Subject to Redemption
Other income (expense):
Weighted average shares outstanding, basic and diluted			0	24,300,287
Basic and diluted net (loss) per share	$ 0.03	$ 0.13	$ 0	$ (0.15)
Basic weighted average shares outstanding	24,300,287	6,158,956
Diluted weighted average shares outstanding	24,300,287	6,158,956
Basic net loss per share	$ 0.03	$ (0.13)
Diluted net loss per share	$ 0.03	$ (0.13)
Non-Redeemable Class A and Class B Common Stock
Other income (expense):
Weighted average shares outstanding, basic and diluted			6,375,000	9,590,182
Basic and diluted net (loss) per share			$ 0	$ (0.15)
Basic weighted average shares outstanding	10,450,072	7,218,327
Diluted weighted average shares outstanding	10,450,072	7,218,327
Basic net loss per share	$ 0.03	$ (0.13)
Diluted net loss per share	$ 0.03	$ (0.13)